Leases and Commitments Operating Lease Cost (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total finance lease expense		$ 17	$ 14	$ 12
Total lease expense		285	359	354
Cost of Products Sold, Marketing, Research and General Expense
Operating lease expense		136	131	133
Variable lease expense(a)	[1]	132	214	209
Cost of Sales
Amortization of lease assets		14	12	11
Interest Expense
Interest on lease liabilities		$ 3	$ 2	$ 1

[1]	Includes short-term leases, which are immaterial.